Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2026
Debt Securities In Issue [Abstract]
Schedule of debt securities in issue

	At 30 June 2026			At 31 December 2025
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m

Senior unsecured notes issued	4,221	40,257	44,478	4,226	37,532	41,758
Covered bonds	–	12,700	12,700	–	11,260	11,260
Certificates of deposit issued	–	10,040	10,040	–	7,333	7,333
Securitisation notes	17	7,036	7,053	17	6,325	6,342
Commercial paper	–	20,820	20,820	–	15,821	15,821
	4,238	90,853	95,091	4,243	78,271	82,514